(2_FIDELITY_LOGOS)FIDELITY CASH MANAGEMENT
FUNDS

TREASURY FUND
PRIME FUND
TAX-EXEMPT FUND
SEMIANNUAL REPORT
APRIL 30, 1998
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 TREASURY FUND                                   3

 PRIME FUND                                      12

 TAX-EXEMPT FUND                                 25

NOTES TO THE FINANCIAL STATEMENTS                45

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. PRIME FUND INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. TREASURY FUND INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. TAX-EXEMPT FUND SEEKS TO OBTAIN CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
TREASURY FUND
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


 U.S. TREASURY OBLIGATIONS - 24.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
 U.S. TREASURY BILLS - 2.9%
 5/28/98 5.74% $ 5,000,000 $ 4,979,186
 5/28/98 5.88  18,000,000  17,925,071
 6/25/98 5.47  5,000,000  4,959,358
 9/17/98 5.50  10,000,000  9,795,844
 9/17/98 5.54  10,000,000  9,795,844
   47,455,303
 U.S. TREASURY NOTES - 10.7%
 5/15/98 5.52  10,000,000  10,001,721
 5/15/98 5.57  30,000,000  30,005,163
 5/15/98 5.58  3,000,000  3,000,516
 5/15/98 5.67  14,000,000  14,002,409
 5/31/98 5.53  10,000,000  10,002,912
 7/31/98 5.28  20,000,000  20,041,709
 7/31/98 5.30  25,000,000  25,052,136
 7/31/98 5.51  5,000,000  5,010,427
 7/31/98 5.57  6,000,000  6,012,513
 8/15/98 5.47  2,000,000  2,001,216
 8/15/98 5.51  9,000,000  9,005,473
 8/15/98 5.54  4,000,000  4,002,432
 8/31/98 5.55  10,000,000  9,969,288
 9/30/98 5.52  5,000,000  5,007,694
 11/30/98 5.64  10,000,000  9,966,628
 11/30/98 5.66  10,000,000  9,966,628
   173,048,865
 PRINCIPAL ONLY STRIPS - 10.4%
 8/15/98 5.64  1,000,000  983,616
 8/15/98 5.65  1,000,000  983,616
 8/15/98 5.66  6,000,000  5,901,699
 8/15/98 5.68  6,000,000  5,901,699
 8/15/98 5.69  1,000,000  983,616
 8/15/98 5.71  1,000,000  983,616
 8/15/98 5.72  1,000,000  983,616
 8/15/98 5.74  4,000,000  3,934,466
 8/15/98 5.76  11,000,000  10,819,781
 8/15/98 5.77  5,000,000  4,918,082
 8/15/98 5.80  2,000,000  1,967,233
 11/15/98 5.40  10,000,000  9,710,782
 11/15/98 5.45  10,000,000  9,710,782
 2/15/99 5.46  10,000,000  9,577,205
 2/15/99 5.47  20,000,000  19,154,410
 2/15/99 5.50  25,000,000  23,943,015
 2/15/99 5.51  20,000,000  19,154,410
 2/15/99 5.53  15,000,000  14,365,808
 2/15/99 5.54  15,000,000  14,365,808
 5/15/99 5.58  10,000,000  9,442,468
   167,785,728
TOTAL U.S. TREASURY OBLIGATIONS   388,289,896
REPURCHASE AGREEMENTS - 76.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (Notes 2 and 3)
 (U.S. Treasury Obligations):
   dated 4/30/98 due 5/1/98:
   At 5.52%  $ 45,012,906 $ 45,006,000
   At 5.52%   913,140,109  913,000,000
  dated 3/4/98 due 5/4/98
   At 5.49%   30,279,075  30,000,000
  dated 3/9/98 due 5/4/98
   At 5.48%   12,102,293  12,000,000
  dated 3/10/98 due 6/10/98
   At 5.49%   69,968,070  69,000,000
  dated 4/27/98 due 6/30/98
   At 5.46%   15,145,600  15,000,000
  dated 1/6/98 due 7/6/98
   At 5.51%   20,554,061  20,000,000
  dated 4/7/98 due 7/6/98
   At 5.45%   40,545,000  40,000,000
  dated 4/21/98 due 7/13/98
   At 5.45%   40,502,611  40,000,000
  dated 4/22/98 due 7/15/98
   At 5.45%   45,572,250  45,000,000
TOTAL REPURCHASE AGREEMENTS   1,229,006,000
TOTAL INVESTMENTS - 100% $ 1,617,295,896
Total Cost for Income Tax Purposes $ 1,617,295,896
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $433,000 which will expire on October 31, 2001.
TREASURY FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 1,617,295,896
AGREEMENTS OF $1,229,006,000) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                      445

RECEIVABLE FOR INVESTMENTS SOLD                                           13,278,991

RECEIVABLE FOR FUND SHARES SOLD                                           16,919,086

INTEREST RECEIVABLE                                                       5,128,117

 TOTAL ASSETS                                                             1,652,622,535

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                           $ 16,899,538

DISTRIBUTIONS PAYABLE                                       948,319

ACCRUED MANAGEMENT FEE                                      201,090

DISTRIBUTION FEES PAYABLE                                   413,369

OTHER PAYABLES AND ACCRUED EXPENSES                         352,085

 TOTAL LIABILITIES                                                        18,814,401

NET ASSETS                                                               $ 1,633,808,134

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 1,634,260,964

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (452,830)

NET ASSETS                                                               $ 1,633,808,134


CALCULATION OF MAXIMUM OFFERING PRICE                             $1.00
DAILY MONEY CLASS:
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($1,275,100,671 (DIVIDED BY) 1,275,413,626 SHARES)

CAPITAL RESERVES CLASS:                                           $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($323,494,661 (DIVIDED BY) 323,574,058 SHARES)

ADVISOR B CLASS:                                                  $1.00
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($28,519,189 (DIVIDED BY) 28,526,188 SHARES) A

ADVISOR C CLASS:                                                  $1.00
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($6,693,613 (DIVIDED BY) 6,695,256 SHARES) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 43,795,064

EXPENSES

MANAGEMENT FEE                                         $ 1,939,090

TRANSFER AGENT FEES                                     1,775,301

DISTRIBUTION FEES                                       2,419,896

ACCOUNTING FEES AND EXPENSES                            84,552

NON-INTERESTED TRUSTEES' COMPENSATION                   7,303

CUSTODIAN FEES AND EXPENSES                             2,758

REGISTRATION FEES                                       217,746

AUDIT                                                   22,564

LEGAL                                                   5,899

MISCELLANEOUS                                           3,418

 TOTAL EXPENSES BEFORE REDUCTIONS                       6,478,527

 EXPENSE REDUCTIONS                                     (953,354)    5,525,173

NET INTEREST INCOME                                                  38,269,891

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              (13,457)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 38,256,434



STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          APRIL 30, 1998     OCTOBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 38,269,891       $ 71,379,383
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (13,457)           28,174

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           38,256,434         71,407,557
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (38,269,891)       (71,379,383)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               39,071,446         (493,517,833)

NET ASSET VALUE OF CAPITAL RESERVES CLASS SHARES ISSUED    -                  266,921,847
IN EXCHANGE FOR THE NET ASSETS OF CAPITAL RESERVES:
U.S. GOVERNMENT PORTFOLIO

TOTAL SHARE TRANSACTIONS                                   39,071,446         (226,595,986)

 TOTAL INCREASE (DECREASE) IN NET ASSETS                   39,057,989         (226,567,812)

NET ASSETS

 BEGINNING OF PERIOD                                       1,594,750,145      1,821,317,957

 END OF PERIOD                                            $ 1,633,808,134    $ 1,594,750,145





FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
                              SIX MONTHS           YEAR ENDED         THREE MONTHS      YEARS ENDED JULY 31,
                              ENDED                OCTOBER 31,        ENDED
                              APRIL 30, 1998                          OCTOBER 31,

                              (UNAUDITED)          1997    1996       1996           1995     1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000              $ 1.000  $ 1.000   $ 1.000        $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .025                .049     .012       .049          .049     .029     .027

LESS DISTRIBUTIONS

 FROM NET                      (.025)              (.049)   (.012)     (.049)        (.049)   (.029)   (.027)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000              $ 1.000  $ 1.000    $ 1.000       $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.50%               4.97%    1.19%      5.06%         5.02%    2.89%    2.78%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,275              $ 1,284  $ 1,801    $ 1,801       $ 1,828  $ 2,025  $ 2,949
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .65% A, D           .65% D   .65% A, D  .65% D        .65% D   .60%     .57%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.99% A             4.88%    4.66% A    4.94%         4.89%    2.81%    2.73%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
     SIX MONTHS      YEAR ENDED
     ENDED           OCTOBER 31,
     APRIL 30, 1998

     (UNAUDITED)     1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000     $ 1.000000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .024        .000134

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.024)      (.000134)

NET ASSET VALUE, END OF PERIOD                       $ 1.000     $ 1.000000

TOTAL RETURN B, C                                     2.38%       .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 323,495   $ 264,780

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D   .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.75% A     4.93% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).
FINANCIAL HIGHLIGHTS - ADVISOR B CLASS



                              SIX MONTHS        YEAR ENDED   THREE MONTHS      YEARS ENDED JULY 31,
                              ENDED             OCTOBER 31,  ENDED
                              APRIL 30, 1998                 OCTOBER 31,

                             (UNAUDITED)        1997         1996             1996     1995     1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING    $ 1.000           $ 1.000      $ 1.000          $ 1.000  $ 1.000  $ 1.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .021             .041         .010            .043      .042     .002

LESS DISTRIBUTIONS

 FROM NET                      (.021)           (.041)       (.010)          (.043)   (.042)   (.002)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000           $ 1.000      $ 1.000         $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.12%            4.20%        1.01%           4.33%    4.28%    .25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 28,519          $ 45,968     $ 20,411        $ 39,956 $ 3,154  $ 628
(000 OMITTED)

RATIO OF EXPENSES TO           1.40% A, D       1.39% D      1.35% A, D      1.35% D  1.35% D  1.35% A, D
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.24% A          4.24%        3.96% A         4.13%    4.22%    3.03%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF7 NOTES TO FINANCIAL STATEMENTS).
E JULY 1, 1994 (COMMENCEMENT OF SALE OF ADVISOR B CLASS SHARES) TO
JULY 31, 1994.
FINANCIAL HIGHLIGHTS - ADVISOR C CLASS
                                                    SIX MONTHS ENDED
                                                    APRIL 30,
                                                    1998 E

                                                    (UNAUDITED)

SELECTED PER-SHARE DATA

NET ASSET VALUE AT BEGINNING OF PERIOD               $ 1,000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.021)

NET ASSET VALUE, END OF PERIOD                       $ 1.000

TOTAL RETURN B, C                                     2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 6,694

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.40% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.66% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO APRIL 30, 1998.
PRIME FUND
INVESTMENTS APRIL 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 26.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 1.3%
CoreStates Bank
 5/11/98 5.60% (a) $ 5,000,000 $ 5,000,000
Fleet National Bank
 6/10/98 5.53  15,000,000  15,000,000
SunTrust Bank, Atlanta
 5/6/98 5.52  50,000,000  49,999,863
   69,999,863
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 15.3%
Bank of Montreal, Canada
 7/8/98 5.57  15,000,000  15,000,000
 8/6/98 5.58  25,000,000  25,000,000
Bank of Nova Scotia
 7/21/98 5.89  2,000,000  1,999,313
 7/21/98 5.97  3,000,000  2,998,970
 8/31/98 5.91  10,000,000  9,997,924
Bank of Scotland Treasury Services
 5/19/98 5.53  10,000,000  9,999,951
Banque Nationale de Paris
 5/5/98 5.52  25,000,000  25,000,000
Barclays Bank, PLC
 5/4/98 5.54  14,000,000  13,999,945
 5/13/98 5.52  40,000,000  40,000,000
 5/20/98 5.52  75,000,000  75,000,000
 6/24/98 5.78  5,000,000  5,000,220
Bayerische Hypotheken-und Wechsel
 5/11/98 5.56  25,000,000  25,000,000
Bayerische Vereinsbank AG
 5/4/98 5.66  20,000,000  20,000,000
Canadian Imperial Bank of Commerce
 6/3/98 5.54  30,000,000  30,000,000
 8/28/98 5.91  20,000,000  19,996,260
 3/2/99 5.70  20,000,000  19,989,588
Credit Agricole Indosuez
 5/20/98 5.52  20,000,000  20,000,000
Deutsche Bank, AG
 10/19/98 5.88  17,000,000  17,003,583
 3/2/99 5.70  15,000,000  14,993,993
National Westminster Bank, PLC
 6/23/98 5.88  14,000,000  13,998,271
 6/23/98 6.00  23,000,000  22,997,159
 7/22/98 5.81  15,000,000  14,998,243
 7/22/98 5.89  40,000,000  39,995,316
 9/25/98 5.85  5,000,000  4,998,251
 9/25/98 5.88  6,000,000  5,997,902
 2/26/99 5.70  20,000,000  19,993,677
 3/2/99 5.70  20,000,000  19,991,991
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Rabobank Nederland, COOP Central
 2/2/99 5.54% $ 20,000,000 $ 19,994,048
Royal Bank of Canada
 2/10/99 5.60  15,000,000  14,992,134
 2/26/99 5.70  13,500,000  13,492,530
Societe Generale, France
 6/3/98 5.59  30,000,000  30,000,000
 6/8/98 5.58  45,000,000  45,000,000
 8/4/98 5.53  5,000,000  5,000,000
 8/24/98 5.55  40,000,000  40,000,000
Swiss Bank Corp.
 6/1/98 5.54  50,000,000  50,000,000
 8/28/98 5.97  32,000,000  31,995,013
 3/19/99 5.70  20,000,000  19,988,162
   804,412,444
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.1%
Abbey National Treasury Services, PLC
 6/22/98 5.56  50,000,000  50,000,000
 9/28/98 5.60  15,000,000  15,000,000
 10/6/98 5.61  25,000,000  25,000,000
ABN-AMRO Bank NV
 5/6/98 5.55  15,000,000  15,000,021
Australia & New Zealand Banking Group
 9/30/98 5.61  25,000,000  25,003,413
 9/30/98 5.63  20,000,000  20,001,281
Bank of Nova Scotia
 5/19/98 5.56  40,000,000  40,000,000
Barclays Bank, PLC
 6/9/98 5.54  75,000,000  75,000,000
 10/21/98 5.60  10,000,000  10,000,000
 10/28/98 5.62  20,000,000  19,996,558
Rabobank Nederland, COOP Central
 9/9/98 6.10  50,000,000  50,000,000
 10/5/98 5.60  50,000,000  50,000,000
Toronto-Dominion Bank
 6/1/98 5.54  50,000,000  50,000,000
Westdeutsche Landesbank Girozentrale
 5/5/98 5.52  20,000,000  20,000,022
 6/4/98 5.52  40,000,000  40,000,371
 6/18/98 5.54  15,000,000  15,000,139
 7/6/98 5.53  15,000,000  15,000,000
   535,001,805
TOTAL CERTIFICATES OF DEPOSIT   1,409,414,112
COMMERCIAL PAPER - 58.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ABN-AMRO North America, Inc.
 7/13/98 5.83% $ 10,000,000 $ 9,886,444
American Express Credit Corp.
 8/13/98 5.58  10,000,000  9,842,556
Aspen Funding Corp.
 5/20/98 5.56  25,000,000  24,927,035
 5/27/98 5.56  5,000,000  4,980,031
 6/2/98 5.58  42,000,000  41,792,800
 6/3/98 5.56  12,000,000  11,939,170
Asset Securitization Coop. Corp.
 5/7/98 5.58  15,000,000  14,986,150
 5/8/98 5.52  20,000,000  19,978,825
 5/20/98 5.54  20,000,000  19,941,839
 5/26/98 5.58  25,000,000  24,904,514
 6/22/98 5.58  25,000,000  24,800,306
Associates Corp. of North America
 5/11/98 5.53  5,000,000  4,992,417
 5/14/98 5.57  15,000,000  14,970,154
 5/18/98 5.53  15,000,000  14,961,325
 5/19/98 5.53  5,000,000  4,986,350
 5/20/98 5.53  20,000,000  19,942,367
 6/2/98 5.55  15,000,000  14,926,667
 6/4/98 5.55  20,000,000  19,896,111
Bayerische Landesbank Girozentrale
 5/27/98 5.57  20,000,000  19,920,556
Bear Stearns Cos., Inc.
 5/20/98 5.59  5,000,000  4,985,381
Beneficial Corp.
 7/14/98 5.60  10,000,000  9,886,944
 7/15/98 5.60  10,000,000  9,885,417
BMW US Capital Corp.
 5/18/98 5.55  23,236,000  23,175,432
 5/19/98 5.55  6,543,000  6,524,941
 5/26/98 5.65  20,000,000  19,923,194
 6/15/98 5.59  10,000,000  9,931,125
B.B.V. Finance (Delaware), Inc.
 7/6/98 5.58  23,000,000  22,767,240
Caisse des Depots et Consigns
 5/6/98 5.57  25,000,000  24,980,833
 5/18/98 5.54  40,000,000  39,895,922
 6/4/98 5.57  10,000,000  9,947,678
Chase Manhattan Corp.
 5/21/98 5.57  200,000,000  199,388,889
CIESCO, L.P.
 5/11/98 5.58  10,000,000  9,984,667
 5/14/98 5.57  15,000,000  14,970,046
 6/1/98 5.54  5,000,000  4,976,319
 6/24/98 5.55  10,000,000  9,917,800
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CIT Group, Inc.
 5/26/98 5.65% $ 15,000,000 $ 14,942,396
 7/28/98 5.58  14,000,000  13,811,607
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 5/8/98 5.54  30,000,000  29,968,150
 5/15/98 5.54  5,000,000  4,989,364
 5/18/98 5.54  10,000,000  9,973,933
 5/26/98 5.55  50,000,000  49,810,069
 5/27/98 5.55  10,000,000  9,960,494
 6/16/98 5.55  30,000,000  29,789,167
Commerzbank U.S. Finance, Inc.
 6/1/98 5.56  35,000,000  34,833,332
Cregem North America, Inc.
 6/5/98 5.58  90,000,000  89,518,750
 6/29/98 5.58  43,000,000  42,612,403
Daimler-Benz North America Corp.
 5/7/98 5.52  5,000,000  4,995,454
 5/14/98 5.58  30,000,000  29,940,200
Delaware Funding Corporation
 5/18/98 5.55  30,000,000  29,921,800
 6/2/98 5.57  59,806,000  59,511,489
 6/18/98 5.57  5,000,000  4,963,133
Den Danske Corp., Inc.
 8/3/98 5.51  50,000,000  49,280,639
Deutsche Bank Financial, Inc.
 5/6/98 5.57  125,000,000  124,903,819
 5/19/98 5.55  45,000,000  44,875,800
 6/17/98 5.56  40,000,000  39,712,517
Diageo Capital, PLC
 5/18/98 5.59  15,000,000  14,960,688
 6/23/98 5.58  5,000,000  4,959,293
Dresdner U.S. Finance Inc.
 5/15/98 5.53  50,000,000  49,892,861
Eiger Capital Corp.
 5/14/98 5.58  10,636,000  10,614,761
 5/19/98 5.54  12,194,000  12,160,345
 5/26/98 5.52  7,000,000  6,973,167
 5/26/98 5.55  10,000,000  9,961,667
 5/28/98 5.52  60,000,000  59,751,600
 5/28/98 5.55  47,000,000  46,805,420
 5/28/98 5.56  15,740,000  15,674,836
 6/4/98 5.57  55,000,000  54,712,228
Enterprise Funding Corp.
 5/7/98 5.55  15,000,000  14,986,175
 5/14/98 5.59  15,000,000  14,969,938
 5/21/98 5.56  32,214,000  32,115,210
 5/26/98 5.56  10,000,000  9,961,597
 5/27/98 5.55  20,000,000  19,920,411
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Enterprise Funding Corp. - continued
 6/16/98 5.56% $ 14,038,000 $ 13,939,165
 6/22/98 5.58  15,000,000  14,880,183
 6/30/98 5.56  10,618,000  10,520,668
Ford Motor Credit Co.
 5/6/98 5.54  48,000,000  47,963,200
 5/11/98 5.53  55,000,000  54,916,583
General Electric Capital Corp.
 5/19/98 5.54  25,000,000  24,931,125
 5/20/98 5.52  15,000,000  14,957,092
 6/3/98 5.54  30,000,000  29,850,125
 7/21/98 5.57  20,000,000  19,754,300
 7/31/98 5.58  15,000,000  14,792,975
 8/4/98 5.54  40,000,000  39,431,056
 8/10/98 5.54  100,000,000  98,487,806
General Electric Co.
 5/19/98 5.54  45,000,000  44,876,025
General Motors Acceptance Corp.
 5/27/98 5.57  35,000,000  34,861,478
 5/28/98 5.57  35,000,000  34,856,150
 6/3/98 5.55  25,000,000  24,873,729
Halifax Building Society
 5/1/98 5.52  50,000,000  50,000,000
 6/17/98 5.55  40,000,000  39,712,778
Household Finance Corp.
 5/4/98 5.57  35,000,000  34,983,900
 5/28/98 5.56  25,000,000  24,896,500
Kitty Hawk Funding Corp.
 5/13/98 5.62  10,000,000  9,981,400
 5/20/98 5.56  75,000,000  74,781,104
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
 5/18/98 5.55  11,981,000  11,949,770
 5/21/98 5.56  13,964,000  13,921,177
 5/27/98 5.59  25,190,000  25,089,576
Merrill Lynch & Co., Inc.
 6/1/98 5.55  24,000,000  23,886,127
 6/15/98 5.56  35,000,000  34,758,938
 6/15/98 5.59  30,000,000  29,793,375
 6/17/98 5.59  15,000,000  14,892,096
 6/30/98 5.60  10,000,000  9,908,000
Morgan Stanley, Dean Witter, Discover & Co.
 6/3/98 5.60  25,000,000  24,873,500
 6/15/98 5.58  15,000,000  14,896,875
 6/16/98 5.55  10,000,000  9,929,722
New Center Asset Trust
 5/15/98 5.54  5,000,000  4,989,422
 5/18/98 5.55  30,000,000  29,922,508
 5/26/98 5.59  24,000,000  23,907,667
 8/25/98 5.63  50,000,000  49,109,861
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PHH Corp.
 5/26/98 5.66% $ 6,000,000 $ 5,976,625
Preferred Receivables Funding Corp.
 5/26/98 5.55  8,875,000  8,840,918
 6/10/98 5.55  10,000,000  9,938,889
Rabobank U.S.A. Financial Corp.
 6/3/98 5.56  50,000,000  49,747,458
Westpac Capital Corp.
 5/21/98 5.56  100,000,000  99,693,889
TOTAL COMMERCIAL PAPER   3,094,725,893
FEDERAL AGENCIES (A) - 0.7%
FANNIE MAE - DISCOUNT NOTES -  0.7%
 6/12/98 5.59 (a)  35,000,000  34,998,054
BANK NOTES - 2.5%
CoreStates Bank
 5/14/98 5.62  5,000,000  5,000,000
First Bank NA - Minnesota
 5/20/98 5.62 (a)  5,000,000  4,999,204
Fleet National Bank
 5/1/98 5.43 (a)  25,000,000  24,997,395
Harris Trust & Savings Bank, Chicago
 6/8/98 5.56  25,000,000  25,000,000
Key Bank, National Association
 5/1/98 5.40 (a)  10,000,000  9,996,271
Morgan Guaranty Trust Co., NY
 8/31/98 5.82  5,000,000  5,000,776
 8/31/98 5.85  8,000,000  8,001,241
Northern Trust Co., Chicago
 5/1/98 5.64 (a)  6,000,000  5,999,317
PNC Bank, NA
 7/16/98 5.64 (a)  30,000,000  29,987,545
SouthTrust Bank - Alabama
 5/11/98 5.62 (a)  7,000,000  6,998,516
US Bank, NA
 5/20/98 5.61 (a)  7,000,000  6,998,157
TOTAL BANK NOTES   132,978,422
MASTER NOTES - 1.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (c)
 6/13/98 5.69% (a) $ 80,000,000 $ 80,000,000
MEDIUM-TERM NOTES (A) - 2.4%
Beneficial Corp.
 6/25/98 5.65  2,000,000  1,999,675
Exxon Shipping Co.
 5/1/98 5.65  41,000,000  41,000,000
Merrill Lynch & Co., Inc.
 5/1/98 5.46  18,000,000  17,999,245
 5/4/98 5.66  5,000,000  4,999,992
Morgan Stanley, Dean Witter, Discover & Co.
 5/1/98 5.43  5,000,000  4,999,914
 5/1/98 5.48  25,000,000  25,000,000
New York Life Insurance Co.
 6/23/98 5.69  25,000,000  25,000,000
Norwest Corp.
 7/22/98 5.71  8,000,000  8,000,000
TOTAL MEDIUM-TERM NOTES   128,998,826
SHORT-TERM NOTES (A) - 4.5%
Liquid Asset Backed Securities Trust (1996-2) (b)
 5/1/98 5.67  8,000,000  8,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
 5/18/98 5.64  24,000,000  24,000,000
SMM Trust (1997-P) (b)
 5/16/98 5.66  27,000,000  27,000,000
SMM Trust (1997-X) (b)
 5/12/98 5.66  75,000,000  75,000,000
Strategic Money Market Trust (1997-A) (b)
 6/23/98 5.69  94,000,000  94,000,000
Strategic Money Market Trust (1998-B) (b)
 5/5/98 5.68  8,000,000  8,000,000
TOTAL SHORT-TERM NOTES   236,000,000
REPURCHASE AGREEMENTS - 3.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account (Notes 2 and 3):
(U.S. Treasury Obligations):
 dated 4/30/98 due 5/1/98:
  At 5.52%  $ 132,020,257 $ 132,000,000
  At 5.52%   27,273,184  27,269,000
TOTAL REPURCHASE AGREEMENTS   159,269,000
TOTAL INVESTMENTS  $ 5,276,384,307
Total Cost for Income Tax Purposes  $ 5,276,384,307
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,000,000 or 4.7% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P. 3/10/98 $ 80,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $80,000,000 or 1.6% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $792,000 of which $33,000, $125,000, $584,000, $48,000, and $2,000 will expire on October 31, 2000, 2001, 2002, 2003, and
2005, respectively.
PRIME FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 5,276,384,307
AGREEMENTS OF $159,269,000) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                            133,857,308

INTEREST RECEIVABLE                                                        20,551,482

 TOTAL ASSETS                                                              5,430,793,097

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 201,852,587

PAYAABLE FOR FUND SHARES REDEEMED                           163,628,642

DISTRIBUTIONS PAYABLE                                       1,243,497

ACCRUED MANAGEMENT FEE                                      599,571

DISTRIBUTION FEES PAYABLE                                   1,447,897

OTHER PAYABLES AND ACCRUED EXPENSES                         1,188,683

 TOTAL LIABILITIES                                                         369,960,877

NET ASSETS                                                                $ 5,060,832,220

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 5,061,677,295

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        (845,075)

NET ASSETS


DAILY MONEY CLASS:                                                $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($2,998,381,422 (DIVIDED BY) 2,998,880,346 SHARES)

CAPITAL RESERVES CLASS:                                           $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($2,062,450,798 (DIVIDED BY) 2,062,784,755 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INTEREST INCOME                                                      $ 134,730,789

EXPENSES

MANAGEMENT FEE                                         $ 5,865,220

TRANSFER AGENT FEES                                     5,258,943

DISTRIBUTION FEES                                       8,222,009

ACCOUNTING FEES AND EXPENSES                            203,992

NON-INTERESTED TRUSTEES' COMPENSATION                   16,041

CUSTODIAN FEES AND EXPENSES                             45,271

REGISTRATION FEES                                       679,944

AUDIT                                                   23,047

LEGAL                                                   15,698

MISCELLANEOUS                                           6,799

 TOTAL EXPENSES BEFORE REDUCTIONS                       20,336,964

 EXPENSE REDUCTIONS                                     (2,752,071)   17,584,893

NET INTEREST INCOME                                                   117,145,896

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (53,351)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 117,092,545



STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          APRIL 30, 1998     OCTOBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 117,145,896      $ 125,407,369
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (53,351)           (1,985)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           117,092,545        125,405,384
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (117,145,896)      (125,407,369)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               610,080,204        63,675,775

NET ASSET VALUE OF CAPITAL RESERVES CLASS SHARES ISSUED    -                  1,723,722,384
IN EXCHANGE FOR THE NET ASSETS OF CAPITAL RESERVES:
MONEY MARKET PORTFOLIO

TOTAL SHARE TRANSACTIONS                                   610,080,204        1,787,398,159

 TOTAL INCREASE (DECREASE) IN NET ASSETS                   610,026,853        1,787,396,174

NET ASSETS

 BEGINNING OF PERIOD                                       4,450,805,367      2,663,409,193

 END OF PERIOD                                            $ 5,060,832,220    $ 4,450,805,367





FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
                              SIX MONTHS      YEAR ENDED   THREE MONTHS          YEARS ENDED JULY 31,
                              ENDED           OCTOBER 31,  ENDED
                              APRIL 30, 1998               OCTOBER 31,

                              (UNAUDITED)     1997         1996           1996     1995     1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000         $ 1.000      $ 1.000        $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .025           .050         .012           .050     .050     .029     .028

LESS DISTRIBUTIONS

 FROM NET                      (.025)         (.050)       (.012)         (.050)   (.050)   (.029)   (.028)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000         $ 1.000      $ 1.000        $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.55%          5.06%        1.22%          5.13%    5.16%    2.98%    2.82%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 2,998         $ 2,687      $ 2,663        $ 2,581  $ 2,139  $ 1,525  $ 1,451
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .65% A, D      .65% D       .65% A, D      .65% D   .65% D   .65% D   .61%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          5.09% A        4.95%        4.85% A        5.00%    5.11%    2.96%    2.76%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                                    SIX MONTHS      YEAR ENDED
                                                    ENDED           OCTOBER 31,
                                                    APRIL 30, 1998

                                                    (UNAUDITED)     1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000        $ 1.000000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .024          .000131

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.024)        (.000131)

NET ASSET VALUE, END OF PERIOD                       $ 1.000        $ 1.000000

TOTAL RETURN B, C                                     2.42%         .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 2,062,451    $ 1,764,144

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D     .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.85% A       4.78% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).
TAX-EXEMPT FUND

INVESTMENTS APRIL 30, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.9%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Rime Village Hoover Proj.) Series 1996 A, 4.15%
(Fannie Mae Guaranteed) VRDN $ 2,000,000 $ 2,000,000
Birmingham Pub. Park & Recreation Board Rev.
(McWane Ctr. Proj.) Series 1997, 4.25% 9/1/17,
LOC AmSouth Bank, VRDN  2,800,000  2,800,000
Columbia Ind. Dev. Board Participating VRDN, Series 97 I,
4.20% (Liquidity Facility Caisse des Depots et
Consignations) (b)  460,000  460,000
  5,260,000
ARIZONA - 3.1%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 4.45%, LOC Bank of Tokyo-Mitsubishi
Ltd., VRDN  1,200,000  1,200,000
Maricopa County Commty. College Dist. Bonds 6% 7/1/98  1,000,000
1,003,402
Maricopa Poll. Cont. Rev. (Arizona Pub. Svc.) Series 1994 E,
4.20%, LOC Bank of America, VRDN  2,300,000  2,300,000
Mesa Gen. Oblig. Rfdg. Bonds Series 1992, 4.95% 7/1/98
(FGIC Insured)  1,605,000  1,607,602
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
4.20% (Liquidity Facility Caisse des
Depots et Consignations) (b)  955,000  955,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(La Cholla Apt. Proj.) Series 1996, 4.20%,
LOC Texas Commerce Bank, VRDN  2,000,000  2,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev.
(Casa Grande Medical Ctr. Proj.) Series 1995, 4.35%,
LOC Chase Manhattan Bank, VRDN  7,000,000  7,000,000
Tempe Gen. Oblig. 4.25% (BPA State Street Bank &
Trust Co.) VRDN  2,000,000  2,000,000
University of Arizona Sys. Rev. BAN Series 1997,
3.95% 10/1/98   1,200,000  1,200,000
  19,266,004
ARKANSAS - 0.5%
University of Arkansas Rev. (UAMS Campus)
Series 1998, 4.10% (MBIA Insured)
(BPA Credit Suisse First Boston) VRDN  2,800,000  2,800,000
CALIFORNIA - 5.7%
California Higher Ed. Loan Auth. Student Loan Rev.
Bonds Series 1992 A, 3.90%, tender 7/1/98, LOC SLMA  3,000,000
3,000,000
California School Cash Reserves Prog. Auth. TRAN
Series 1997, 4.75%, 7/2/98
(AMBAC Insured)  4,300,000  4,306,204
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT ((NOTE 1)
CALIFORNIA - CONTINUED
California Gen. Oblig. Participating VRDN, Series FR-23,
4.30% (Liquidity Facility Bank of New York) (b)  2,300,000  2,300,000
California Gen. Oblig. RAN Series 1997,
4.50% 6/30/98  $ 7,800,000 $ 7,808,178
California Public Works Board Lease Rev. Bonds
(California Dept. of Corrections)
Series 1997 B, 4.50% 9/1/98  3,270,000  3,276,466
Central Valley School Fin. Auth. TRAN 1997 Pool,
4.50% 8/27/98  1,500,000  1,502,798
Los Angeles County  Gen. Oblig. TRAN Series A,
4.50% 6/30/98  1,300,000  1,301,332
Los Angeles Gen. Oblig. TRAN 4.50% 6/30/98  2,500,000  2,502,452
Los Angeles Reg'l. Arpt. Impt. Corp. Lease Rev.
(Los Angeles Int'l. Arpt. Air France) 4.30%,
LOC Societe Generale France, VRDN  3,100,000  3,100,000
Los Angeles Unified School Dist. TRAN Series 1997-98,
4.50% 7/1/98  1,500,000  1,501,690
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  1,500,000  1,501,303
South Coast Local Ed. Agcy. TRAN 4.50% 6/30/98
(MBIA Insured)  3,000,000  3,003,058
  35,103,481
COLORADO - 1.5%
Colorado Hsg. Fin. Auth. Multi-Family (St. Moritz Proj.)
4.20% (Fannie Mae Guaranteed) VRDN  5,000,000  5,000,000
Colorado Springs Util. Sys. Rev.
Participating VRDN, Series SGB-28, 4.25%
(Liquidity Facility Societe Generale) (b)  1,000,000  1,000,000
Colorado Gen. Fund TRAN Series A, 4% 6/26/98   1,000,000  1,000,176
Denver City & County Aviation Arpt. Sys. Rev.
Participating VRDN, Series 1997 Q, 4.25%
(Liquidity Facility Core States Bank) (b)  1,000,000  1,000,000
El Paso County School Dist. #20 Participating VRDN,
Series 1996 D, 4.60%, (Liquidity Facility
Norwest Bank NA, Minnesota) (b)  1,250,000  1,250,000
  9,250,176
DELAWARE - 0.6%
Delaware Econ. Dev. Auth., VRDN:
 (Peninsula United Methodist Homes Inc.)
  Series 1992B, 4.20%, LOC PNC Bank  1,500,000  1,500,000
  Series 1997B, 4.20%, LOC PNC Bank  1,000,000  1,000,000
 Multi-Family Rev. (School House Trust Prog.)
 4.30%, LOC Marine Midland Bank  950,000  950,000
  3,450,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - 0.6%
District of Columbia (American Assoc. of
Med. Colleges) 4.47% (AMBAC Insured)
(Liquidity Facility Chase Manhattan Bank) VRDN $ 3,575,000 $ 3,575,000
FLORIDA - 7.4%
Florida Board of Ed. Participating VRDN, Series 96C0917,
4.20% (Liquidity Facility Citibank) (b)  1,900,000  1,900,000
Florida Capital Proj. Fin. Auth. (Capital Proj. Loan Prog.)
Series 1997-A, 4.10% (FSA Insured)
(BPA Credit Suisse First Boston) VRDN  8,500,000  8,500,000
Florida Local Gov't. Fin. Commission Series A,:
 3.70% 7/14/98, LOC First Union Nat'l. Bank, CP  4,633,000  4,633,000
 3.75% 7/14/98, LOC First Union Nat'l. Bank, CP  2,000,000  2,000,000
 3.70%, 9/1/98, LOC First Union Nat'l. Bank, CP  5,400,000  5,400,000
 3.65% 9/8/98, LOC First Union Nat'l. Bank, CP  4,500,000  4,500,000
Gulf Breeze (Florida Muni. Bond Fund) Series 1995 A, 4.15%,
LOC Barnett Bank, VRDN  3,300,000  3,300,000
Highlands County Health Facs. Auth. Rev. (Adventist
Health Sys./Sunbelt Proj.):
  4.15% (Capital Markets Assurance Corp. Insured)
  (BPA First Nat'l. Bank of Chicago) VRDN  4,000,000  4,000,000
  4.15%, LOC SunTrust Bank Central Florida, NA, VRDN  2,500,000
2,500,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds
(Indian River Memorial Hosp.) Series 1988, 3.80%
5/15/98, LOC Kredietbank NV, CP mode  2,200,000  2,200,000
Jacksonville Health Facs. Auth. Participating VRDN,
Series 1996 M, 4.20% (Liquidity Facility Caisse
des Depots et Cosignations) (b)  2,915,000  2,915,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 4.95%,
LOC Sumitomo Bank Ltd., VRDN  900,000  900,000
Lee County Hosp. Board Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.) Series 1997-B,
3.85% 5/8/98 (Liquidity Facility SunTrust Bank Central
Florida, NA) CP mode  1,100,000  1,100,000
Sunrise Util. Sys. Participating VRDN, Series SGB-16,
4.25% (Liquidity Facility Societe Generale, France) (b)  1,800,000
1,800,000
  45,648,000
GEORGIA - 7.1%
Atlanta Gen. Oblig. Participating VRDN, Series SG-58,
4.15% (Liquidity Facility Societe Generale, France) (b)  2,785,000
2,785,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GEORGIA - CONTINUED
Burke County Dev. Auth. Poll. Cont. Rev.
(Georgia Power Co.) 4.25%, VRDN $ 5,200,000 $ 5,200,000
Cherokee County Wtr. & Swr. Auth. Rev.
Participating VRDN, Series PA-166, 4.15%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)  4,765,000
4,765,000
Columbia County Residential Care Facs. Rev.
(Augusta Residential Ctr./Brandon Wilde Lifecare Ctr.)
4.15%, LOC SunTrust Bank, Atlanta, VRDN  3,395,000  3,395,000
Dekalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.)
4.15%, LOC SunTrust Bank, Atlanta, VRDN  2,805,000  2,805,000
Fulton County Multi-Family Hsg. Auth. Rev. Rfdg.
(Champions Green Apts. Proj.) Series 1994 B, 4.15%,
LOC Southtrust Bank, VRDN  5,670,000  5,670,000
Georgia Gen. Oblig. Participating VRDN, Series BTP-79,
4.225% (Liquidity Facility Bankers Trust Co., NY) (b)  1,000,000
1,000,000
Georgia Muni. Elec. Auth.:
 Bonds (Gen. Resolution Projs.) Series 85-A,
  3.50% 7/15/98, CP mode  1,000,000  1,000,000
 Participating VRDN, Series SG-40, 4.15%
 (Liquidity Facility Societe Generale, France) (b)  3,000,000
3,000,000
Macon-Bibb County Hosp. Auth. Rev.
(Medical Ctr. of Central Georgia) Series 1997A, 4.15%,
LOC Suntrust Bank, Atlanta, VRDN  2,000,000  2,000,000
Marietta Hsg. Auth. Multi-Family Hsg. Rev. Rfdg.
(Wood Pointe Apts.) Series 1993, 4.10%,
LOC First Union Nat'l. Bank of NC, VRDN  2,900,000  2,900,000
Richmond County Board of Ed. Participating VRDN,
Series 1997 C, 4.20% (Liquidity Facility Caisse des Depots
et Consignations) (b)  4,500,000  4,500,000
Savannah Econ. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns
Inc. Proj.) Series 1991, 4.15%, LOC Nations Bank, VRDN  1,600,000
1,600,000
Whitfield County Residential Care Facs. Auth. Rev.
(Royal Oaks Sr. Living Commty.) 4.10%,
LOC First Union Nat'l. Bank, VRDN  1,500,000  1,500,000
Worth County Ind. Dev. Auth. Rev. (Seabrook Enterprises Proj.)
Series 1996 A, 4.15%, LOC SunTrust Bank, Atlanta, VRDN  1,400,000
1,400,000
  43,520,000
IDAHO - 0.2%
Caribou County Ind. Dev. Poll. Cont. Rev. Rfdg. (Monsanto Co.)
Series 1990, 4.20%, VRDN  1,500,000  1,500,000
ILLINOIS - 6.1%
Chicago School Reform Board of Trustees Participating VRDN (b):
 Series 1996-BB, 4.25% (Liquidity Facility Bank of
 America Nat'l. Trust & Savings)  3,400,000  3,400,000
 Series 1997 E, 4.25% (Liquidity Facility Core States Bank)  500,000
500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Chicago Tax Increment Allocation Rev. (Stockyards Southeast
Quad) Series 1996 B, 4.30%, LOC Northern Trust, VRDN $ 2,800,000 $
2,800,000
Chicago Wtr. Rev. Participating VRDN:
 Series PT-129, 4.15% (Liquidity Facility Bayerische
 Hypotheken-und Wechsel Bank) (b)  1,905,000  1,905,000
 Series 1997 V, 4.25%
 (Liquidity Facility CoreStates Bank) (b)  1,800,000  1,800,000
Decatur Wtr. Rev. Bonds Series 1985, 4.10% 5/8/98,
LOC Sumitomo Bank LTD Japan, CP mode  1,500,000  1,500,000
Illinois Dev. Fin. Auth. (Glenwood School for Boys)
Series 1998, 4.25%, LOC Harris Trust &
Savings Bank, Chicago, VRDN  1,100,000  1,100,000
Illinois Ed. Facs. Auth. Rev. Participating VRDN,
Series 1997 U, 4.25%
(Liquidity Facility Corestates Bank) (b).  2,000,000  2,000,000
Illinois Health Facs. Auth.:
 (Little Co. of Mary Hosp. and Health Care Centers)
 Series 1997 B, 4.20% (MBIA Insured)
 (Liquidity Facility First Nat'l Bank of Chicago) VRDN  6,000,000
6,000,000
 Rev. Rfdg. (Franciscan Eldercare Commty. Svc. Proj.)
 Series 1996C, 4.20%, LOC LaSalle Bank, VRDN  1,200,000  1,200,000
 Participating VRDN Series PT-113, 4.15% (Liquidity Facility
 Rabobank Nederland, COOP Central) (b)  3,350,000  3,350,000
Jackson-Union County Reg. Dist. Port Facs. Rev. Rfdg.
(Enron Trans. Svc.) 4.15%, LOC First Union Nat'l.
Bank of NC, VRDN  1,600,000  1,600,000
Lombard Ind. Proj. Rev. Rfdg. (B&H Partnership Proj.) 4.45%,
LOC Comerica Bank-Illinois, VRDN  3,375,000  3,375,000
Illinois Regional Trans. Auth. Participating VRDN:
 Series SG-82, 4.15%
 (Liquidity Facility Societe Generale, France) (b)  1,000,000
1,000,000
 Series SGB-10, 4.25%
 (Liquidity Facility Societe Generale, France) (b)  1,645,000
1,645,000
 Series SGB-19, 4.25%
 (Liquidity Facility Societe Generale, France) (b)  1,000,000
1,000,000
Schaumberg Ind. Dev. Rev. Rfdg. (La Quinta Motor Inns Inc.
Proj.) Series 1991, 4.15%, LOC NationsBank, VRDN  1,685,000  1,685,000
Springfield Commty. Impt. (Kent Family, Inc. Proj.)
4.20%, LOC PNC Bank, VRDN  800,000  800,000
Winnebago County Rev. (Mill Proj.) Series 1996,
4.15%, LOC BankOne, Chicago, VRDN  875,000  875,000
  37,535,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INDIANA - 3.3%
Fort Wayne Poll. Cont. Rev. (General Motors Corp. Proj.)
4.25%, VRDN $ 6,700,000 $ 6,700,000
Indiana Trans. Fin. Auth. Participating VRDN, Series BTP-218,
4.20%, Liquidity Facility Bankers Trust (b)  1,000,000  1,000,000
Indianapolis Gas. Util. Sys. Ctfs. of Indebtedness
(Citizens Gas & Coke Util.):
  3.60% 7/10/98 (Liquidity Facility NBD Bank) CP  3,000,000  3,000,000
  3.60% 7/10/98 (Liquidity Facility NBD Bank) CP  1,000,000  1,000,000
Princeton Poll. Cont. Rev. Rfdg. (PSI Energy Inc.) Series 1997,
4.10%, LOC Morgan Guaranty Trust Co., VRDN  2,300,000  2,300,000
Richmond Econ. Dev. Rev. (Friends Fellowship Commty. Proj.)
Series 1997, 4.30%, LOC Bank One, Indiana, VRDN  6,150,000  6,150,000
  20,150,000
KANSAS - 0.4%
La Cygne Envir. Impt. Rev. Rfdg. (Kansas City Pwr. & Lt.)
Series 1994, 4.25%, VRDN  2,500,000  2,500,000
KENTUCKY - 2.1%
Georgetown Ed. Inst. Rev. (Georgetown College Proj.)
Series 1992, 4.20%, LOC PNC Bank, VRDN  1,415,000  1,415,000
Kentucky Econ. Dev. Auth. (Health Alliance of Cincinnati)
Series 1997C, 4.125% (MBIA Insured)
(Liquidity Facility Credit Suisse First Boston) VRDN  1,100,000
1,100,000
Louisville & Jefferson County Participating VRDN,
Series PT-69, 4.15% (Liquidity Facility Merrill Lynch) (b)  3,180,000
3,180,000
Middletown (Christian Academy Proj.) Series 1997, 4.15%,
LOC BankOne, Kentucky, NA, VRDN  5,500,000  5,500,000
Trimble County Poll. Cont. Rev. Bonds
(Louisville Gas & Elec. Co.)
Series 1992A, 3.60% 7/10/98, CP mode  1,565,000  1,565,000
  12,760,000
LOUISIANA - 0.9%
Calcasieu Ind. Dev. Board Poll. Cont. Rev. Rfdg.
(PPG Industries) Series 1992, 4.20%, VRDN  4,450,000  4,450,000
Jefferson Parish (West Jefferson Medical Ctr. Dist. #1)
Series 1986, 4.05%, LOC Rabobank Nederland, N.V.,
VRDN  20,000  20,000
West Baton Rouge Parish Ind. Dist. #3 Rev. Rfdg. Bonds
(Dow Chemical Co. Proj.) Series 1991,
3.75% 7/7/98, CP mode  1,000,000  1,000,000
  5,470,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MARYLAND - 1.0%
Baltimore County Econ. Dev. Rev. Rfdg. (Blue Circle Inc. Proj.)
Series 1992, 4.20%, LOC Den Danske Bank, VRDN $ 400,000 $ 400,000
Baltimore Gen. Oblig. Participating VRDN,
Series SGA-20, 4.20%
(Liquidity Facility Societe Generale, France) (b)  1,500,000
1,500,000
Maryland Hsg. & Commty. Dev. Participating VRDN,
Series 1997-P, 4.20% (Liquidity Facility Caisse des
Depots et Consignation) (b)  1,800,000  1,800,000
Montgomery County Hsg. Commission
Rev. Participating VRDN, 4.15%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)  2,410,000
2,410,000
  6,110,000
MASSACHUSETTS - 0.3%
Massachusetts Tpk. Auth. Participating VRDN,
Series 1997 N, 4.28% (Liquidity Facility
Bank of America Nat'l. Trust & Savings) (b)  2,100,000  2,100,000
MICHIGAN - 1.5%
Michigan Hosp. Fin. Auth. Participating VRDN, Series 1997 X,
4.25% (Liquidity Facility CoreStates Bank) (b)  1,000,000  1,000,000
Michigan Gen. Oblig. RAN 4.50% 7/2/98  1,600,000  1,601,694
Michigan Strategic Fund Ind. Dev. Auth. Rev.:
 (Dow Chemical Co. Proj.) Series 1994, 4.25%, VRDN  2,200,000
2,200,000
 (Louisiana-Pacific Corp.) Series 1991, 4.15%,
 LOC Wachovia Bank, VRDN  2,000,000  2,000,000
 (Michigan Sugar Co. - Caro Proj.) Series 1991, 4.15%,
 LOC SunTrust Bank of Atlanta, VRDN  1,500,000  1,500,000
 (Michigan Sugar Co. - Croswell Proj.) Series 1995, 4.15%,
 LOC SunTrust Bank of Atlanta, VRDN  1,000,000  1,000,000
  9,301,694
MINNESOTA - 1.8%
Bloomington Port Auth. Spl. Tax Rev. Rfdg.
(Mall of America Proj.) 4.50% (FSA Insured)
(Liquidity Facility Credit Locale de France) VRDN  1,900,000
1,900,000
Cohasset (Minnesota Pwr. & Lt. Co.) Series 1997A, 4.25%,
LOC ABN-AMRO Bank, NV, VRDN  2,000,000  2,000,000
Minneapolis/St. Paul Hsg. and Redev. Auth. Participating
VRDN, Series 1996 E, 4.60% (Liquidity Facility
Norwest Bank NA, Minnesota) (b)  2,250,000  2,250,000
Minnesota Hsg. Fin. Agcy. Participating VRDN, Series PT-114,
4.15%, LOC Rabobank Nederland COOP Central (b)  1,900,000  1,900,000
Minnetonka Multi-Family Hsg. Rev. Rfdg.
(Cliffs at Ridgedale Proj.) Series 1995,
4.50% (Fannie Mae Guaranteed) VRDN  1,300,000  1,300,000
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.)
4.25%, VRDN  2,000,000  2,000,000
  11,350,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MISSISSIPPI - 1.3%
Mississippi Bus. Fin. Corp. Rev.
(Mississippi College Proj.) Series 1996, 4.10%,
LOC NationsBank, N.A., VRDN $ 8,000,000 $ 8,000,000
MISSOURI - 1.3%
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont.
Rev. Bonds (Union Elec. Co.) Series 1985A, 3.80%
7/16/98, LOC Union Bank of Switzerland, CP mode  2,000,000  2,000,000
Missouri Health & Ed. Facs. Auth. (Lutheran Sr. Svcs.)
4.20%, LOC Lasalle Nat'l. Bank, NA, VRDN  5,800,000  5,800,000
  7,800,000
MONTANA - 0.6%
Montana Gen. Oblig. TRAN Series 1997, 4.50% 6/30/98  3,650,000
3,653,854
NEVADA - 2.9%
Clark County School Dist. Participating VRDN:
 Series BTP-192, 4.25%
 (Liquidity Facility Bankers Trust Co.) (b)  2,000,000  2,000,000
 Series SGB-18, 4.25%
 (Liquidity Facility Societe Generale) (b)  10,000,000  10,000,000
Las Vegas Valley Wtr. Dist. Gen. Oblig. Series A, 3.70%
9/10/98, LOC Union Bank of Switzerland, CP  2,400,000  2,400,000
Nevada Gen. Oblig. Cap. Impt. Bonds Participating VRDN,
Series BTP-236, 4.25%
(Liquidity Facility Bankers Trust Co.) (b)  500,000  500,000
Nevada Participating VRDN,
Series 1996 A, 4.25% (Liquidity Facility Citibank, NA) (b)  3,200,000
3,200,000
  18,100,000
NEW JERSEY - 0.3%
New Jersey Gen. Oblig. Participating VRDN, Series 943005,
4.20% (Liquidity Facility Citibank, NA) (b)  2,000,000  2,000,000
NEW MEXICO - 1.6%
Bernalillo County Participating VRDN, Series SGB-22, 4.25%
(Liquidity Facility Societe Generale) (b)  1,600,000  1,600,000
Farmington Poll. Cont. Rev. Participating VRDN, Series PT-133,
4.15% (Liquidity Facility Credit Suisse First Boston (BK)) (b)
8,295,000  8,295,000
  9,895,000
NEW YORK - 1.3%
New York City Gen. Oblig. RAN Series 1988 A,
4.50% 6/30/98  7,800,000  7,807,913
NORTH CAROLINA - 1.7%
North Carolina Ed. Facs. Fin. Agcy. (Brevard College Corp.)
Series 1997, 4.10%, LOC Wachovia Bank NA, VRDN  2,000,000  2,000,000
North Carolina Med. Care Commission Health Care Facs.
Bonds (St. Joseph of the Pines) 3.60%, tender 6/1/98,
LOC Wachovia Bank of NC, NA (b)  1,900,000  1,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NORTH CAROLINA - CONTINUED
Raleigh-Durham Arpt. Auth. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc.):
  Series1995-A, 4.25%,
  LOC Royal Bank of Canada, VRDN $ 2,800,000 $ 2,800,000
  Series1995-B, 4.25%,
  LOC Royal Bank of Canada, VRDN  2,300,000  2,300,000
Wake County Ind. Facs. & Poll. Cont. Fing. Auth. Rev.
(Carolina Pwr. & Lt. Co. Proj.) Series 1985 B, 4.75%,
LOC Sumitimo Bank Ltd., VRDN  1,700,000  1,700,000
  10,700,000
NORTH DAKOTA - 1.3%
Grand Forks Health Care Facs. Rev.
(The United Hosp. Oblig. Group) Series 1996A,
4.20%, LOC LaSalle Nat'l. Bank, Chicago, VRDN  8,300,000  8,300,000
OHIO - 2.6%
American Muni. Pwr. Inc. Equip. Impt. BAN
(Cleveland Pub. Pwr. Sys. Proj.), 3.99% 9/3/98  5,730,000  5,730,000
Cleveland City School Dist. Rev. Participating VRDN,
Series BTP-246, 4.25%
(Liquidity Facility Bankers Trust Co.) (b)  600,000  600,000
Clinton County Arpt. Facs. Rev. (Wilmington Air Park Inc.)
Series 1991, 4.15%, LOC Union Bank of
Switzerland, VRDN  5,000,000  5,000,000
Lima Hosp. Rev. (Lima Memorial Hosp.) 4.20%,
LOC BankOne, NA, VRDN  2,530,000  2,530,000
Ohio Higher Ed. (Pooled Fing. Prog.) 4.25%,
LOC Fifth Third Bank, VRDN  1,300,000  1,300,000
Ohio Poll. Cont. Rev. (South Ohio Wtr. Proj./
British Petroleum Co., PLC) Series 1995, 4.25%, VRDN  1,000,000
1,000,000
  16,160,000
OKLAHOMA - 0.1%
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN, Series 97B2,
4.20% (Liquidity Facility Bank of America
Nat'l. Trust & Savings Bank) (b)  500,000  500,000
OREGON - 0.5%
Oregon Veterans Welfare Hsg. Series 1973-E, 4.15%,
LOC Morgan Guaranty, VRDN  3,000,000  3,000,000
PENNSYLVANIA - 8.1%
Allegheny County Higher Ed. Bldg. Auth.
(Robert Morris College) 4.20%, LOC PNC Bank, VRDN  1,000,000
1,000,000
Allegheny County Hosp. Dev. Auth. Hosp. Rev.
(St. Margaret Mem. Hosp.) Series 1992 A,
4.10%, LOC Mellon Bank, VRDN  2,390,000  2,390,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA -CONTINUED
Allegheny County Ind. Dev. Auth. Rev.
(United Jewish Federation) Series 1996 A,
4.20%, LOC PNC Bank, VRDN $ 2,415,000 $ 2,415,000
Berks County Ind. Dev. Auth. Rev.
(Construction Fasteners Proj.) Series 1996 A,
4.55%, LOC Corestates Bank, VRDN  560,000  560,000
Dallastown Area School Dist. York County Pennsylvania
Series 98, 4.17% 2/1/18 (FGIC Insured)
(BPA FGIC Security Purchase Inc.) VRDN  1,400,000  1,400,000
Dauphin County Gen. Auth. (All-Health Pooled Fin. Prog.):
 Series 1997 A, 4.30% (FSA Insured)
 (Liquidity Facility Credit Suisse First Boston) VRDN  5,000,000
5,000,000
 Series 1997B, 4.30% (FSA Insured)
 (BPA Credit Suisse First Boston) VRDN  5,000,000  5,000,000
Dauphin County School Dist. Rev. 4.25% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerzbank, AG) VRDN  7,600,000  7,600,000
Montgomery County Higher Ed. & Health Auth.
(Pottstown Healthcare Corp. Proj.) Series 1992, 4.55%,
LOC Corestates Bank, VRDN  1,900,000  1,900,000
North Lebanon Township Muni. Auth. Rev. (Grace
Commty. Inc. Proj.) Series 1992 B, 4.55%,
LOC Corestates Bank, VRDN  1,945,000  1,945,000
North Pennsylvania Wtr. Auth.
Participating VRDN, Series SGA-30, 4.20%
(Liquidity Facility Societe Generale, France) (b)  1,030,000
1,030,000
Northeastern Pennsylvania Hosp. Auth. Hosp. Central Services
Bonds Series B, 3.70% 9/8/98 (MBIA Insured)
(BPA PNC Bank, NA) CP mode  1,100,000  1,100,000
Pennsylvania Econ. Dev. Fin. Auth. Econ Dev. Rev.
(Lutheran Youth & Family Svcs.) Series 1993 A, 4.20%,
LOC PNC Bank, VRDN  600,000  600,000
Pennsylvania Hsg. Fin. Agcy. Single-Family Mtg. Rev.
Participating VRDN, Series PT 119-A, 4.15%
(Liquidity Facility Credit Suisse First Boston (BK)) (b)  4,470,000
4,470,000
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98  3,200,000  3,202,528
Philadelphia Ind. Dev. Auth. Rev. Rfdg.
(Paper Corp. of America Proj.) 4.15%,
LOC SunTrust Bank, Atlanta, VRDN  3,565,000  3,565,000
Philadelphia School Dist. Participating VRDN,
Series 1997 W, 4.25%
(Liquidity Facility Corestates Bank, NA) (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pittsburgh Wtr. & Swr. Sys. Rev. Participating VRDN,
Series BTP-181, 4.25% (Liquidity Facility
Bankers Trust Co.) (b) $ 1,000,000 $ 1,000,000
York Gen. Auth. (Pooled Fing.Prog.) Series 1996, 4.15%,
LOC First Union Nat'l. Bank of NC, VRDN  4,855,000  4,855,000
  50,032,528
SOUTH CAROLINA - 3.1%
South Carolina Econ. Dev. Auth. Healthcare Facs. Rev.
(Greenville Baptist Retirement Commty. Proj.) 4.15%,
LOC Wachovia Bank NA, VRDN  3,100,000  3,100,000
South Carolina Ed. Facs. Auth. (Non-Profit Institution of
Higher Learning - Claflin College) Series 1997, 4.25%,
LOC Nationsbank N.A., VRDN  5,780,000  5,780,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev.
Rfdg. (Spartanburg-Oxford Proj.) Series 1990 D, 4.15%,
(Continental Casualty Co. Guaranteed) VRDN  9,415,000  9,415,000
South Carolina Pub. Svc. Auth. Participating VRDN,
Series 96C4001, 4.20%
(Liquidity Facility Citibank, NA) (b)  1,000,000  1,000,000
  19,295,000
TENNESSEE - 2.7%
Memphis City Ctr. Rev. Fin. Corp.
(Arbors of Harbor Town Proj.) Series 1990, 4.45%
(Northwestern Mutual Guaranteed) VRDN  1,000,000  1,000,000
Memphis Gen. Impt. Participating VRDN,  Series SGB-23,
4.25% (Liquidity Facility Societe Generale) (b)  1,200,000  1,200,000
Metropolitan Nashville and Davidson County Health & Ed.
Rev. Rfdg. (Mckendree Village Inc. Proj.) 4.15%,
LOC SunTrust Bank, Nashville, VRDN  7,330,000  7,330,000
Montgomery County Pub. Bldg. Auth. Rev.
(Pooled Fing. Proj.) VRDN:
  4.10%, LOC NationsBank  1,000,000  1,000,000
  4.10%, LOC NationsBank  1,000,000  1,000,000
Rutherford County Ind. Dev.
(Cumberland-Swan Inc. Proj.) Series 1987, 4.15%,
LOC Sun Trust Bank, Nashville, VRDN  1,075,000  1,075,000
Sevier County Pub. Bldg. Auth. Series 2 D-3, 4.10% (AMBAC
Insured) (Liquidity Facility Kredietbank, NV) VRDN  1,250,000
1,250,000
Shelby County Gen. Oblig. Participating VRDN, Series SG-21,
4.25% (Liquidity Facility Societe Generale) (b)  2,600,000  2,600,000
  16,455,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - 11.3%
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995,
4.15%, LOC NationsBank, TX, VRDN $ 900,000 $ 900,000
Austin Hsg. Fin. Corp. Multi-Family Hsg.
(Riverchase Proj.) Series 1985 A, 4.60%,
LOC Household Finance Corp., VRDN  1,000,000  1,000,000
Austin Independent School Dist. Adj. Rate TRAN:
4.11% 8/31/98 (c)  630,000  630,000
 4.11% 8/31/98 (c)  1,170,000  1,170,000
 4.11% 8/31/98 (c)  450,000  450,000
Brazos River Harbor Navigation Dist. of Brazoria County Rev. Bonds
(Dow Chemical Co.) Series 1991, 3.75% 7/10/98, CP mode  2,000,000
2,000,000
Coastal Wtr. Auth. of Texas Participating VRDN, Series 1997 J,
4.20% (Liquidity Facility Caisse des Depots et Consignations) (b)
1,060,000  1,060,000
Colorado River Muni. Wtr. Dist. Rev. Participating VRDN,
Series PA-187, 4.15%(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)  1,640,000  1,640,000
Dallas Area Rapid Transit Sales Tax Rev. Series A:
 3.70% 9/15/98, CP  2,000,000  2,000,000
 3.75% 9/16/98, CP  1,000,000  1,000,000
Denton Util. Sys. Rev. Rfdg. Participating VRDN,
Series SGA-32, 4.20% (Liquidity Facility Societe Generale) (b)
1,000,000  1,000,000
El Paso Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns Inc.
Proj.) Series 1991,4.15%, LOC NationsBank, VRDN  1,150,000  1,150,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind. Inc. Proj.)
Series 1992, 4.20%, VRDN  1,300,000  1,300,000
Georgetown Health Facs. Dev. Corp.
(Georgetown Healthcare Sys. Proj.) Series 1997B, 4.20%,
LOC Texas Commerce Bank, NA, Houston, VRDN  2,000,000  2,000,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg.
Bonds Series 1992 A, 4.05%, tender 9/1/98,
LOC Sallie Mae (b)  1,000,000  1,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.
(Exxon Asset Funding Corp./Baytown Chemical Co.)
Series 1995, 4.20% (Exxon Corp. Guaranteed) VRDN  1,200,000  1,200,000
Harris County Dev. Corp. Rev. (Johann Haltermann Ltd.)
Series 1996 A, 4.20%, LOC Texas Commerce Bank,
NA-Houston, VRDN  1,500,000  1,500,000
Harris County Health Facs. Dev. Corp. Hosp. Rev.:
 (Methodist Hosp.) Series 1994, 4.25% (BPA
 Morgan Guaranty Trust Co. of New York) VRDN  5,200,000  5,200,000
 (St. Lukes Hospital) Series A, 4.25%, VRDN  3,200,000  3,200,000
Matagorda County Navigation Dist. #1 Participating VRDN,
Series 1989 C, 4.20% (Liquidity Facility Caisse des
Depots et Consignations) (b)  760,000  760,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
San Antonio Elec. & Gas Sys. Rev.
Participating VRDN (b):
  Series SG-101, 4.15%
  (Liquidity Facility Societe Generale, France) $ 4,900,000 $
4,900,000
  Series 1997, 4.15%
  (Liquidity Facility Societe Generale, France)  1,000,000  1,000,000
San Antonio Wtr. Rev. Participating VRDN, Series 96-4306,
4.25% (Liquidity Facility Citibank, NA) (b)  1,000,000  1,000,000
San Antonio Wtr. Sys. Series 1995, 3.60% 5/15/98
(Liquidity Facility Westdeutsche Landesbank) CP  1,100,000  1,100,000
Tarrant County Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Windcastle Proj.) 4.10%, LOC Swiss Bank Corp., VRDN  2,100,000
2,100,000
Texarkana Ind. Dev. Corp. Rev. Rfdg.
(La Quinta Motor Inns Inc. Proj.) Series 1991, 4.15%,
LOC NationsBank, VRDN  2,040,000  2,040,000
Texas Gen. Oblig. TRAN 4.75% 8/31/98  25,200,000  25,274,555
Texas Pub. Fin. Auth. Participating VRDN, Series 97C4301,
4.20% (Liquidity Facility Citibank) (b)  1,900,000  1,900,000
  69,474,555
UTAH - 1.0%
Salt Lake Utah Poll. Cont. Rev. Rfdg.
(Service Station Holdings, Inc./British Petroleum Co.)
Series 1994, 4.25%, VRDN  3,100,000  3,100,000
Timpanogos Spl. Svc. Dist. Participating VRDN,
Series SG-83, 4.15%
(Liquidity Facility Societe Generale, France) (b)  1,000,000
1,000,000
Utah Gen. Oblig. Participating VRDN,
Series BTP-303, 4.25%
(Liquidity Facility Bankers Trust Co.) (b)  1,800,000  1,800,000
  5,900,000
VIRGINIA - 7.0%
Alexandria Redev. & Hsg. Auth. Residential Care Facs.
1st Mortgage Rev. (Goodwyn House) Series 1996B,
4.25%, LOC First Union Nat'l Bank, NC, VRDN  1,700,000  1,700,000
Chesterfield County Ind. Dev. Auth. Pwr. Bonds
(Virginia Elec. Pwr. Co. Proj.):
  Series 1987A:
  3.65% 7/17/98 LOC Bank of Tokyo-Mitsubishi Ltd.
   (Liquidity Facility Bank of New York, NA) CP mode  1,000,000
1,000,000
  3.70% 9/11/98, LOC Bank of Tokyo-Mitsubisubishi, LTD
   (Liquidity Facility Bank of New York, NA) CP mode  3,600,000
3,600,000
  Series B:
   3.60% 7/13/98, CP mode  2,335,000  2,335,000
   3.60% 7/14/98, CP mode  1,000,000  1,000,000
   3.80% 9/8/98, CP mode  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Fairfax County Public Impt. Participating VRDN,
Series PA-149, 4.15%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b) $ 1,000,000 $
1,000,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev.. Bonds
(Virginia Elec. & Pwr. Co. Proj.) Series 1985,
3.60% 7/13/98, CP mode  2,000,000  2,000,000
Lynchburg Ind. Dev. Auth. Hosp. Rev. (VHA Mid-Atlantic
States, Inc.) Series 1985 C, 4.15% (AMBAC Insured)
(BPA Mellon Bank) VRDN  1,000,000  1,000,000
Richmond Gen. Oblig., VRDN:
 Series B, 4.10% (Liquidity Facility Nationsbank NA)  8,400,000
8,400,000
 4.10%, LOC Nationsbank NA  5,430,000  5,430,000
Virginia Beach Ind. Dev Auth. Rev. Rfdg.
(La Quinta Inns Inc., Proj.) Series 1993, 4.15%,
LOC NationsBank, VRDN  2,175,000  2,175,000
Waynesboro Residential Care Rev.
(Sunnyside Presbyterian Home) Series 1997, 4.25%,
LOC First Union Nat'l Bank, NC, VRDN  12,500,000  12,500,000
  43,140,000
WASHINGTON - 4.8%
Kent Gen. Oblig. Participating VRDN, Series SGA-27,
4.20% (Liquidity Facility Societe Generale, France) (b)  1,200,000
1,200,000
Washington Gen. Oblig. Participating VRDN (b):
 Series 1993 C, 4.25% (Liquidity Facility Citibank, NA)   4,000,000
4,000,000
 Series 984702, 4.20% (Liquidity Facility Citibank, NA)   1,600,000
1,600,000
 Series SGA-35, 4.20%
 (Liquidity Facility Societe Generale, France)  1,000,000  1,000,000
 Series SGA-36, 4.20%
 (Liquidity Facility Societe Generale, France)  2,260,000  2,260,000
 Series SGB-9, 4.25%
 (Liquidity Facility Societe Generale, France)  900,000  900,000
 Series SGB-11, 4.25%
 (Liquidity Facility Societe Generale, France)  1,000,000  1,000,000
Washington Pub. Pwr. Supply Sys. Participating VRDN (b):
 Series 94 B, 4.25%
 (Liquidity Facility Citibank)  10,600,000  10,600,000
 Series BT-126, 4.30%, (BPA Bankers Trust Co.)  2,774,400  2,774,400
 Series PT-180, 4.20% (Liquidity Facility Bayerische
 Hypotheken-und Wechsel Bank)  4,100,000  4,100,000
  29,434,400
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
WISCONSIN - 0.8%
Milwaukee School Dist. Gen. Oblig. RAN 4.25% 8/27/98 $ 3,000,000 $
3,003,837
Wausau School Dist. Gen. Oblig. TRAN 4.25% 9/16/98  1,800,000
1,802,095
  4,805,932
WYOMING - 0.2%
Wyoming Commty. Dev. Auth. Hsg. Rev. Participating VRDN,
Series PT-112, 4.15% (Liquidity Facility
Bayerische Hypotheken-und Wechsel Bank) (b)  460,000  460,000
Wyoming Gen. Oblig. TRAN 4.25% 6/26/98  1,000,000  1,000,623
  1,460,623
MULTIPLE STATES - 0.5%
Stephens Equity Trust I Participating VRDN, Series 1996,
4.25%, LOC Bayerische Hypotheken-und Wechsel (b)  2,782,035  2,782,035
TOTAL INVESTMENTS - 100%  $ 615,346,195
Total Cost For Income Tax Purposes  $ 615,346,257
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial
Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Austin Independent
School District
Adj. Rate TRAN:
4.11% 8/31/98 11/10/97 $ 630,000
4.11% 8/31/98 11/19/97 $ 1,170,000
4.11% 8/31/98 12/2/97 $ 450,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $2,250,000 or 0.4% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $124,000 of which $2,000, $2,000, $29,000, $15,000,
$1,000, $72,000, and $3,000 will expire on October 31, 1998, 1999,
2000, 2002, 2003, 2004, and 2005, respectively.

TAX-EXEMPT FUND
FINANCIAL STATEMENTS




STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                           $ 615,346,195
ACCOMPANYING SCHEDULE

CASH                                                                264,910

RECEIVABLE FOR INVESTMENTS SOLD                                     11,962,913

RECEIVABLE FOR FUND SHARES SOLD                                     11,998,346

INTEREST RECEIVABLE                                                 5,731,312

 TOTAL ASSETS                                                       645,303,676

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                     $ 8,400,472

PAYABLE FOR FUND SHARES REDEEMED                       10,512,554

DISTRIBUTIONS PAYABLE                                  192,250

ACCRUED MANAGEMENT FEE                                 64,707

DISTRIBUTION FEES PAYABLE                              171,724

OTHER PAYABLES AND ACCRUED EXPENSES                    173,526

 TOTAL LIABILITIES                                                  19,515,233

NET ASSETS                                                         $ 625,788,443

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                    $ 625,911,935

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                 (123,492)

NET ASSETS                                                         $ 625,788,443


DAILY MONEY CLASS:                                               $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($455,747,873 (DIVIDED BY) 455,837,583 SHARES)

CAPITAL RESERVES CLASS:                                          $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($170,040,570 (DIVIDED BY) 170,074,049 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INTEREST INCOME                                                    $ 12,354,880

EXPENSES

MANAGEMENT FEE                                         $ 835,168

TRANSFER AGENT FEES                                     735,927

DISTRIBUTION FEES                                       1,057,076

ACCOUNTING FEES AND EXPENSES                            64,249

NON-INTERESTED TRUSTEES' COMPENSATION                   6,373

CUSTODIAN FEES AND EXPENSES                             22,224

REGISTRATION FEES                                       189,769

AUDIT                                                   19,311

LEGAL                                                   4,475

 TOTAL EXPENSES BEFORE REDUCTIONS                       2,934,572

 EXPENSE REDUCTIONS                                     (542,748)   2,391,824

NET INTEREST INCOME                                                 9,963,056

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 9,963,411



STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          APRIL 30, 1998     OCTOBER 31,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 9,963,056        $ 14,434,163
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  355                (661)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           9,963,411          14,433,502
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (9,963,056)        (14,434,163)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (19,446,028)       35,374,966

NET ASSET VALUE OF CAPITAL RESERVES CLASS SHARES ISSUED    -                  180,515,417
IN EXCHANGE FOR THE NET ASSETS OF CAPITAL RESERVES:
MUNICIPAL MONEY MARKET PORTFOLIO

TOTAL SHARE TRANSACTIONS                                   (19,446,028)       145,140,451

 TOTAL INCREASE (DECREASE) IN NET ASSETS                   (19,445,673)       145,139,790

NET ASSETS

 BEGINNING OF PERIOD                                       645,234,116        500,094,326

 END OF PERIOD                                            $ 625,788,443      $ 645,234,116




FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
                              SIX MONTHS               YEARS ENDED OCTOBER 31,
                              ENDED
                              APRIL 30, 1998

                              (UNAUDITED)     1997       1996       1995       1994       1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000         $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME           .015           .031       .030       .033       .022       .021

LESS DISTRIBUTIONS

 FROM NET                      (.015)         (.031)     (.030)     (.033)     (.022)     (.021)
 INTEREST INCOME

NET ASSET VALUE,              $ 1.000         $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B                 1.52%          3.10%      3.02%      3.36%      2.21%      2.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 455,748       $ 468,609  $ 500,094  $ 559,173  $ 454,259  $ 538,756
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .65% A, C      .65% C     .65% C     .65% C     .65% C     .61%
AVERAGE NET ASSETS

RATIO OF NET INTEREST          3.05% A        3.06%      2.98%      3.31%      2.17%      2.09%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                                     SIX MONTHS      YEAR ENDED
                                                     ENDED           OCTOBER 31,
                                                     APRIL 30, 1998

                                                     (UNAUDITED)     1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000         $ 1.000000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .014           .000078

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.014)         (.000078)

NET ASSET VALUE, END OF PERIOD                       $ 1.000         $ 1.000000

TOTAL RETURN B, C                                     1.40%          .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 170,041       $ 176,625

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, D      .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    2.79% A        2.81% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury Fund (Treasury), Prime Fund (Prime), and Tax-Exempt Fund
(Tax-Exempt) (collectively referred to as "the funds") are funds of
Newbury Street Trust (the trust). The trust is registered under the
Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.
Prime and Tax-Exempt each offer two classes of shares, Daily Money
Class and Capital Reserves Class whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class,
and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class of the funds has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under
Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income
Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the
Tax-Exempt fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, Treasury and Prime, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint
Trading Account, at a bank custodian. The securities are
marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Prime and Tax-Exempt funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, Treasury had 20% or more of their total investments in repurchase agreements through a joint trading account.
These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $45,012,906 at 5.52%,
$913,140,109 at 5.52%, $30,279,075 at 5.49%, $12,102,293 at 5.48%,
$69,968,070 at 5.49%, $15,145,600 at 5.46%, $20,554,061 at 5.51%,
$40,545,000 at 5.45%, $40,502,611 at 5.45%, and $45,572,250 at 5.45%.
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED APRIL 30, 1998, DUE MAY 1, 1998   AT 5.52%
Number of dealers or banks 9
Maximum amount with one dealer or bank 16.5%
Aggregate principal amount of agreements $802,827,000
Aggregate maturity amount of agreements $802,950,188
Aggregate market value of transferred assets $819,372,178
Coupon rates of transferred assets 0% to 12%
Maturity dates of transferred assets 5/7/98 to 11/15/27
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 30, 1998, DUE MAY 1 1998    AT 5.52%
Number of dealers or banks 14
Maximum amount with one dealer or bank 19.2%
Aggregate principal amount of agreements $5,069,310,000
Aggregate maturity amount of agreements $5,070,087,938
Aggregate market value of transferred assets $5,174,819,233
Coupon rates of transferred assets 0% to 13.75%
Maturity dates of transferred assets 5/7/98 to 11/15/27
DATED MARCH 4, 1998, DUE MAY 4, 1998   AT 5.49%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,860,500
Aggregate market value of transferred assets $204,357,796
Coupon rates of transferred assets 0% to 11.75%
Maturity dates of transferred assets 8/20/98 to 2/15/25
DATED MARCH 9, 1998, DUE MAY 4, 1998   AT 5.48%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $70,000,000
Aggregate maturity amount of agreements $70,596,711
Aggregate market value of transferred assets $71,525,229
Coupon rates of transferred assets 0% to 11.75%
Maturity dates of transferred assets 8/20/98 to 2/15/25
DATED MARCH 10, 1998, DUE JUNE 10, 1998   AT 5.49%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $405,612,000
Aggregate market value of transferred assets $411,332,439
Coupon rates of transferred assets 0% to 5.88%
Maturity dates of transferred assets 4/29/99 to 4/30/03
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 27, 1998, DUE JUNE 30, 1998   AT 5.46%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,456,000
Aggregate market value of transferred assets $153,268,347
Coupon rates of transferred assets 0% to 11.75%
Maturity dates of transferred assets 8/20/98 to 2/15/25
DATED JANUARY 6, 1998, DUE JULY 6, 1998   AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $256,925,764
Aggregate market value of transferred assets $255,832,917
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 6/30/98 to 8/15/25
DATED APRIL 7, 1998, DUE JULY 6, 1998   AT 5.45%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,725,000
Aggregate market value of transferred assets $204,357,796
Coupon rates of transferred assets 0% to 11.75%
Maturity dates of transferred assets 8/20/98 to 2/15/25
DATED APRIL 21, 1998, DUE JULY 13, 1998    AT 5.45%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $303,769,583
Aggregate market value of transferred assets $307,792,528
Coupon rates of transferred assets 5.88% to 6.25%
Maturity dates of transferred assets 1/31/99 to 1/31/02
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 22, 1998, DUE JULY 15, 1998   AT 5.45%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,543,333
Aggregate market value of transferred assets $205,215,644
Coupon rates of transferred assets 5.88% to 6.25%
Maturity dates of transferred assets 3/31/99 to 2/15/00
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .25% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity
Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the
1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's class of shares (collectively referred to as
"the Plans"). Under certain of the Plans, the class pays Fidelity
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
DAILY MONEY CLASS         .25%

CAPITAL RESERVES CLASS    .50%

ADVISOR B CLASS           1.00%*

ADVISOR C CLASS           1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER
SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each fund's class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each fund's class' applicable shares, and providing shareholder support services:


                                      PAID TO      PAID TO        RETAINED BY
                                      FDC          INVESTMENT     FDC
                                                   PROFESSIONALS

TREASURY - DAILY MONEY CLASS          $ 1,542,302  $ 1,476,915    $ 65,387

TREASURY - CAPITAL RESERVES CLASS      709,557      695,840        13,717

TREASURY - ADVISOR B CLASS             160,920      40,413         120,507

TREASURY - ADVISOR C CLASS             7,117        -              7,117

                                      $ 2,419,896  $ 2,213,168    $ 206,728

PRIME - DAILY MONEY CLASS             $ 3,508,435  $ 3,275,877    $ 232,558

PRIME - CAPITAL RESERVES CLASS         4,713,574    4,698,523      15,051

                                      $ 8,222,009  $ 7,974,400    $ 247,609

TAX-EXEMPT - DAILY MONEY CLASS        $ 613,260    $ 530,769      $ 82,491

TAX-EXEMPT - CAPITAL RESERVES CLASS    443,816      443,816        -

                                      $ 1,057,076  $ 974,585      $ 82,491


Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each fund's class of shares. Subject to the approval of the Board of Trustees, the Plans authorize FMR to pay FDC for payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, FMR made payments through FDC to third parties under the Plans of:
TREASURY - DAILY MONEY CLASS          $ 96,280

TREASURY - CAPITAL RESERVES CLASS      -

TREASURY - ADVISOR B CLASS            $ 259

TREASURY - ADVISOR C CLASS            $ 1,148

PRIME - DAILY MONEY CLASS             $ 21,338

PRIME - CAPITAL RESERVES CLASS         -

TAX-EXEMPT - DAILY MONEY CLASS        $ 13,726

TAX-EXEMPT - CAPITAL RESERVES CLASS    -

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Treasury - Advisor B Class and 1% for Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period, FDC received contingent deferred sales charges of $119,807 and $750 for Treasury - Advisor B Class and Treasury - Advisor C Class,
respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                                      TRANSFER  AMOUNT       % OF
                                      AGENT                  AVERAGE
                                                             NET ASSETS

TREASURY - DAILY MONEY CLASS          FIIOC     $ 1,422,353   .23 *

TREASURY - CAPITAL RESERVES CLASS     FIIOC      3,019        .22 *

TREASURY - ADVISOR B CLASS            FIIOC      37,835       .25 *

TREASURY - ADVISOR C CLASS            FIIOC      312,094      .45 *

                                                $ 1,775,301

PRIME - DAILY MONEY CLASS             FIIOC     $ 3,121,169   .22 *

PRIME - CAPITAL RESERVES CLASS        FIIOC      2,137,774    .22 *

                                                $ 5,258,943

TAX-EXEMPT - DAILY MONEY CLASS        UMB       $ 539,948     .22 *

TAX-EXEMPT - CAPITAL RESERVES CLASS   UMB        195,979      .22 *

                                                $ 735,927

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                                     FMR EXPENSE  REIMBURSEMENT
                                     LIMITATIONS

TREASURY - DAILY MONEY CLASS          0.65%       $ 708,084

TREASURY - CAPITAL RESERVES CLASS     0.90%         179,820

TREASURY - ADVISOR B CLASS            1.40%          34,226

TREASURY - ADVISOR C CLASS            1.40%          31,224

                                                  $ 953,354

PRIME - DAILY MONEY CLASS             0.65%       $ 1,570,919

PRIME - CAPITAL RESERVES CLASS        0.90%         1,158,994

                                                  $ 2,729,913

TAX-EXEMPT - DAILY MONEY CLASS        0.65%       $   388,698

TAX-EXEMPT - CAPITAL RESERVES CLASS   0.90%           151,827

                                                  $ 540,525

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $2,223 for Tax-Exempt under the custodian arrangement and transfer agent fees were reduced by $22,158 for Prime - Daily Money Class under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of Treasury.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
FROM NET INTEREST INCOME              SIX MONTHS         YEAR ENDED
                                      ENDED              OCTOBER 31,
                                      APRIL 30, 1998 A   1997 B





TREASURY - DAILY MONEY CLASS          $ 30,812,110       $ 70,366,580

TREASURY - CAPITAL RESERVES CLASS      6,737,418         35,929

TREASURY - ADVISOR B CLASS             687,167           976,874

TREASURY - ADVISOR C CLASS             33,196            -

TOTAL                                 $ 38,269,891      $ 71,379,383

PRIME - DAILY MONEY CLASS             $ 71,427,342      $ 125,179,829

PRIME - CAPITAL RESERVES CLASS         45,718,554       227,540

TOTAL                                 $ 117,145,896     $ 125,407,369

TAX-EXEMPT - DAILY MONEY CLASS        $ 7,487,171       $ 14,420,492

TAX-EXEMPT - CAPITAL RESERVES CLASS    2,475,885        13,671

TOTAL                                 $ 9,963,056       $ 14,434,163

A DISTRIBUTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998. B DISTRIBUTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         APRIL 30,          OCTOBER 31,

                                                         1998 A             1997 B

TREASURY - DAILY MONEY CLASS                             $ 3,269,624,709    $ 7,946,018,718
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    25,963,747         50,873,842

SHARES REDEEMED                                           (3,304,489,403)    (8,513,852,139)

NET INCREASE (DECREASE)                                  $ (8,900,947)      $ (516,959,579)

TREASURY - CAPITAL RESERVES CLASS                        $ 907,190,500      $ 14,297,304
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    6,150,161          33,861

SHARES REDEEMED                                           (854,610,921)      (16,453,498)

                                                          58,729,740         (2,122,333)

ISSUED IN EXCHANGE FOR THE NET ASSETS OF CAPITAL          -                  266,966,651
RESERVES: U.S. GOVERNMENT PORTFOLIO

NET INCREASE (DECREASE)                                  $ 58,729,740       $ 264,844,318

TREASURY - ADVISOR B CLASS                               $ 38,351,828       $ 103,033,399
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    634,419            852,624

SHARES REDEEMED                                           (56,438,850)       (78,321,944)

NET INCREASE (DECREASE)                                  $ (17,452,603)     $ 25,564,079

TREASURY - ADVISOR C CLASS                               $ 13,023,363
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    29,516

SHARES REDEEMED                                           (6,357,623)

NET INCREASE (DECREASE)                                  $ 6,695,256

PRIME - DAILY MONEY CLASS                                $ 8,544,765,617    $ 14,359,821,343
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    66,439,424         116,267,349

SHARES REDEEMED                                           (8,299,456,836)    (14,453,129,872)

NET INCREASE (DECREASE)                                  $ 311,748,205      $ 22,958,820

PRIME - CAPITAL RESERVES CLASS                           $ 36,616,725,321   $ 157,340,539
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    242,725,646        225,744

SHARES REDEEMED                                           (36,561,118,968)   (116,849,328)

                                                          298,331,999        40,716,955

ISSUED IN EXCHANGE FOR THE NET ASSETS OF CAPITAL          -                  1,723,735,801
RESERVES: MONEY MARKET PORTFOLIO

NET INCREASE (DECREASE)                                  $ 298,331,999      $ 1,764,452,756


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
B SHARE TRANSACTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
8. SHARE TRANSACTIONS - CONTINUED

                                                         SIX MONTHS ENDED  YEAR  ENDED
                                                         APRIL 30,         OCTOBER 31,

                                                         1998 A            1997 B

TAX-EXEMPT - DAILY MONEY CLASS                           $ 1,100,344,463   $ 1,868,631,417
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    6,901,912         12,904,553

SHARES REDEEMED                                           (1,120,107,593)   (1,913,028,983)

NET INCREASE (DECREASE)                                  $ (12,861,218)    $ (31,493,013)

TAX-EXEMPT - CAPITAL RESERVES CLASS                      $ 402,568,748     $ 5,020,244
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,967,341         425,720

SHARES REDEEMED                                           (411,120,899)     (9,327,917)

                                                          (6,584,810)       (3,881,953)

ISSUED IN EXCHANGE FOR THE NET ASSETS OF CAPITAL          -                 180,540,812
RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

NET INCREASE (DECREASE)                                  $ (6,584,810)     $ 176,658,859


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1998.
B SHARE TRANSACTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                                      REGISTRATION
                                      FEES

TREASURY - DAILY MONEY CLASS          $ 110,428

TREASURY - CAPITAL RESERVES CLASS      58,886

TREASURY - ADVISOR B CLASS             19,237

TREASURY - ADVISOR C CLASS             29,195

                                      $ 217,746

PRIME - DAILY MONEY CLASS             $ 368,030

PRIME - CAPITAL RESERVES CLASS         311,914

                                      $ 679,944

TAX-EXEMPT - DAILY MONEY CLASS        $ 138,800

TAX-EXEMPT - CAPITAL RESERVES CLASS    50,969

                                      $ 189,769


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
 Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert K. Duby, Vice President
Robert Litterst, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation (FDC)
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)
CUSTODIAN
The Bank of New York
New York, NY (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)

(registered trademark)